Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 4,576,224	$ 4,528,761	$ 7,467,490
Cost of sales	(3,223,624)	(3,201,654)	(4,392,436)
Gross profit	1,352,600	1,327,107	3,075,054
Other income	12,506	32,229	40,557
Administrative expenses	(195,577)	(185,959)	(175,765)
Other expenses	(96,302)	(104,698)	(93,400)
Impairment of financial assets and reversal of impairment losses	976	(639)	202
Other (losses)	(11,143)	(2,142)	(2,254)
Income from operating activities	1,063,060	1,065,898	2,844,394
Finance income	85,707	103,642	122,726
Finance costs	(192,672)	(197,544)	(138,402)
Share of profit of associates and joint ventures accounted for using the equity method	6,738	11,025	593
Foreign currency translation differences	(2,107)	(8,607)	(22,293)
Income before taxes	960,726	974,414	2,807,018
Income tax benefit (expense)	(320,083)	(282,573)	(1,876,751)
Net income	640,643	691,841	930,267
Net income attributable to:
Net income attributable to owners of the parent	588,138	685,117	923,191
Net income attributable to non-controlling interests	52,505	6,724	7,076
Net income	$ 640,643	$ 691,841	$ 930,267
Earnings per share
Basic (losses) earnings per share (in USD per share)	$ 2.0590	$ 2.3986	$ 3.2320
Diluted (losses) earnings per share (in USD per share)	$ 2.0590	$ 2.3986	$ 3.2320